SUPPLEMENT DATED APRIL 7, 2008

TO PROSPECTUSES DATED APRIL 30, 2004
FOR KEYPORT VISTA AND STEIN ROE ANNUITY

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
KEYPORT VARIABLE ACCOUNT A

This supplement contains information regarding changes to investment options that are available under your Contract.

Effective June 1, 2008, the names of the following investment options will be changed to:

Old Name	New Name

Wanger U.S. Smaller Companies	Wanger USA

Wanger International Small Cap	Wanger International

Please retain this supplement with your prospectus for future reference.

Keyport(US) Wanger 4/08